Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
20.	Subsequent Events

Between January 1, 2026 and March 15, 2026 (the day immediately prior to the effective date of the share consolidation described below), holders of the Company’s convertible notes converted an aggregate principal amount of 975,000 USD into an aggregate of 5,518,569 Class A ordinary shares. The par value of the Class A ordinary shares issued upon conversion was 0.0001 USD. (On a post-consolidation basis, this would be adjusted to approximately 220,742 Class A ordinary shares.)

On February 11, 2026, the company granted a total of 100,000 restricted shares of Class A shares to external consultants as compensation for their consulting services. 100% of these restricted shares of Class A shares vested immediately upon the Grant Date. (On a post-consolidation basis, these restricted shares were adjusted to 4,000 Class A ordinary shares.) On March 16, 2026, the Company effected a 25-for-1 reverse share split on all issued and outstanding Class A and Class B Ordinary Shares. In conjunction with the reverse share split, the par value per share was proportionally increased from $0.0001 to $0.0025, while the total aggregate par value of the Company’s issued share capital remained unchanged. In connection with the fractional shares resulting from the reverse share split, the Company issued 14,358 Class A Ordinary Shares on March 23, 2026 as compensation.

Between March 16, 2026 and the day immediately prior to the date of approval of these financial statements, holders of the Company’s convertible notes converted an additional aggregate principal amount of 1,025,000 into an aggregate of 533,379 Class A ordinary shares at the adjusted conversion price (post-consolidation). The par value of the Class A ordinary shares issued upon post-consolidation conversion was 0.0025 USD per share.

On March 31, 2026, holders of the Company’s pre-funded warrants exercised for an aggregate of 58,480 Class A ordinary shares (consisting of: 49,945 shares resulting from the 1,248,611 registered Class A pre-delivery shares held prior to the share consolidation, as adjusted for the 25:1 reverse share split; and 8,535 shares from the exercise of warrants after the share consolidation).

Between May 6, 2026 and the day immediately prior to the date of approval of these financial statements, holders of the Company’s warrants exercised for an aggregate of 250,000 Class A ordinary shares.